Income Taxes - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Taxes
Income tax rate for foreign subsidiary	16.50%	16.50%
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Withholding income tax rate on on dividends distributed	10.00%	10.00%
Description of withholding tax rate	dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE).	dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE).
Amount of undistributed earnings accrued	$ 154,511				¥ 1,075,678
Percentage of income tax research and development super deduction	175.00%	175.00%	175.00%	150.00%
Research and development expense	$ 12,326	¥ 85,810	¥ 86,686	¥ 95,295
Research and development super-deduction	1,999	¥ 13,919	¥ 16,254	¥ 11,912
Net operating losses	$ 27,990				¥ 194,860